ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of Subsidiaries and Variable Interest Entities and Equity Method Investees) (Details)		12 Months Ended
		Dec. 31, 2015	May 31, 2015	May 30, 2015
Shenzhen HDTV [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in variable interest entities		100.00%
Beijing Beiguang Media Mobile Television Advertising Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in variable interest entities		100.00%
Luzhou Huashi [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in variable interest entities		100.00%
Nanjing Hua Dingshi Communication Technology Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in variable interest entities		100.00%
Visionchina New Culture Media Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in variable interest entities		100.00%
Shenzhen Qianhai Visionchina [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in subsidiaries			69.00%	80.00%
Percentage of ownership interest in variable interest entities	[1]	69.00%
Nanjing Metro Operation Information Service Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in variable interest entities		100.00%
Shenzhen Metro Operation Information Service Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in variable interest entities		100.00%
Tianjin Metro Operation Information Service Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in variable interest entities		100.00%
Dienzhi Advertising Beijing Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in variable interest entities		100.00%
Shenzhen Hua Meishi Advertising Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in variable interest entities		100.00%
Guangzhou Jiaojian Multimedia Information Technology Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in variable interest entities		50.00%
Jiangxi Huashi Media Advertising Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in variable interest entities		100.00%
Ningbo Mobile [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in equity method investees		49.00%
Number of separate parties forming equity method investees		9
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights		15.00%
Ningbo Mobile [Member] | Vision China Media Group [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights		49.00%
Changzhou Mobile [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in equity method investees		49.00%
Number of separate parties forming equity method investees		9
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights		51.00%
Changzhou Mobile [Member] | Vision China Media Group [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights		49.00%
Chengdu Mobile [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in equity method investees		49.00%
Number of separate parties forming equity method investees		9
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights		51.00%
Chengdu Mobile [Member] | Vision China Media Group [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights		49.00%
Chongqing Light Rail Information Services Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in equity method investees		46.75%
Haerbin China Mobile Television Company Limited [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in equity method investees		49.00%
Number of separate parties forming equity method investees		9
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights		51.00%
Haerbin China Mobile Television Company Limited [Member] | Vision China Media Group [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights		49.00%
Jilin Mobile [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in equity method investees		49.00%
Number of separate parties forming equity method investees		9
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights		51.00%
Jilin Mobile [Member] | Vision China Media Group [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights		49.00%
Dalian Mobile [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in equity method investees		49.00%
Number of separate parties forming equity method investees		9
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights		51.00%
Dalian Mobile [Member] | Vision China Media Group [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights		49.00%
Henan Mobile [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in equity method investees		49.00%
Number of separate parties forming equity method investees		9
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights		51.00%
Henan Mobile [Member] | Vision China Media Group [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights		49.00%
Hubei Mobile [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in equity method investees		49.00%
Number of separate parties forming equity method investees		9
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights		51.00%
Hubei Mobile [Member] | Vision China Media Group [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights		49.00%
Suzhou Mobile [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in equity method investees		49.00%
Number of separate parties forming equity method investees		9
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights		51.00%
Suzhou Mobile [Member] | Vision China Media Group [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights		49.00%
Zhongguanguoji [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in equity method investees		49.00%
Shenzhen Media [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in equity method investees		49.00%
CDTC [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in subsidiaries	[2]
Vision Best Limited [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in subsidiaries		100.00%
Whole Genius Limited [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in subsidiaries		100.00%
DMG [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in subsidiaries		100.00%
DMG HK [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in subsidiaries		100.00%
Eastlong Technology [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in subsidiaries	[3]
Huachangshi [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in subsidiaries		100.00%
Shenzhen Huadingshi Digital Technology Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in subsidiaries		100.00%
Dienzhi Advertising (Shanghai) Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership interest in subsidiaries		100.00%

[1]	On May 31, 2015, Baidu Inc. and additional top-tier private equity investors (collectively "new investors"), independent third parties, entered into an agreement with the Group to inject approximately $11.5 million (equivalent to RMB 69,225,000) in Shenzhen Qianhai. The proceeds of $10.2 million (equivalent to RMB62,302,500) were received on June 5, 2015. After the capital injection by new investors, the percentage of ownership held by the Group in Shenzhen Qianhai was decreased from 80% to 69% during the year ended December 31, 2015. The capital injection did not result in change of control of Shenzhen Qianhai.
[2]	Through a series of contractual arrangements, VisionChina Media Group became a VIE of CDTC.
[3]	Through a series of contractual arrangements, Eastlong Advertising became a VIE of Eastlong Technology.